Commitments and Contingencies - Summary of Options for Additional Ocean Ships (Details) - Ocean Ships - Options	9 Months Ended
Sep. 30, 2025
Ship XXIII [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2032
Option Exercise Date	July 31, 2026
Ship XXIV [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2032
Option Exercise Date	July 31, 2026
Ship XXV [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2033
Option Exercise Date	July 30, 2027
Ship XXVI [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2033
Option Exercise Date	July 30, 2027